Restricted cash and other non-current assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Restricted cash and other non-current assets	Restricted cash and other non-current assets

	2023	2022
	(in € millions)
Restricted cash
Lease deposits and guarantees	50	53
Other	1	2
Other non-current assets	24	23
Total	75	78